Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on pages 5 and 6 for the MassMutual RetireSMARTSM Conservative Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	27.0%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.6%
Select Fundamental Value (Wellington Management)	0.6%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.5%
Premier Disciplined Value (Babson Capital)	3.2%
Select Focused Value (Harris)	1.7%
Select Fundamental Growth (Wellington Management)	0.6%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	0.7%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.4%
Premier Disciplined Growth (Babson Capital)	3.1%
Select Mid-Cap Value (American Century/Systematic)	0.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.7%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.3%
MM S&P® Mid Cap Index (NTI)	1.3%
MM Russell 2000® Small Cap Index (NTI)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.7%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.4%
Oppenheimer Real Estate (OFI Global Asset Management)	0.5%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	0.8%
MM MSCI EAFE® International Index (NTI)	2.3%
Select Overseas (J.P. Morgan/MFS/Harris)	2.5%
Premier International Equity (OFI Global)	1.2%
Premier Strategic Emerging Markets (OFI Global)	1.7%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.4%
Oppenheimer Global Real Estate (OFI Global Asset Management)	1.7%

Fixed Income & Short Term/Money Market Funds	71.1%
Premier U.S. Government Money Market (Babson Capital)	0.8%
Premier Short-Duration Bond (Babson Capital)	14.0%
Premier Inflation-Protected and Income (Babson Capital)	7.1%
Premier Core Bond (Babson Capital)	27.2%
Select Total Return Bond (MetWest)	7.8%
Select Strategic Bond (Western Asset)	6.9%
Premier High Yield (Babson Capital)	2.1%
Oppenheimer International Bond Fund (OFI Global Asset Management)	3.3%
Babson Global Floating Rate (Babson Capital)	1.8%

Other Funds	1.9%
DFA Commodity Strategy (DFA)	1.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on pages 13 and 14 for the MassMutual RetireSMARTSM Moderate Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	54.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.7%
Select Fundamental Value (Wellington Management)	1.6%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	1.4%
Premier Disciplined Value (Babson Capital)	5.4%
Select Focused Value (Harris)	2.3%
Select Fundamental Growth (Wellington Management)	1.6%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.8%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.1%
Premier Disciplined Growth (Babson Capital)	5.3%
Select Mid-Cap Value (American Century/Systematic)	2.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.6%
MM S&P® Mid Cap Index (NTI)	2.5%
MM Russell 2000® Small Cap Index (NTI)	1.5%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.6%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.0%
Oppenheimer Real Estate (OFI Global Asset Management)	0.7%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.7%
MM MSCI EAFE® International Index (NTI)	5.1%
Select Overseas (J.P. Morgan/MFS/Harris)	5.4%
Premier International Equity (OFI Global)	2.5%
Premier Strategic Emerging Markets (OFI Global)	2.7%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.6%
Oppenheimer Global Real Estate (OFI Global Asset Management)	2.7%

Fixed Income & Short Term/Money Market Funds	43.0%
Premier U.S. Government Money Market (Babson Capital)	0.1%
Premier Short-Duration Bond (Babson Capital)	7.2%
Premier Inflation-Protected and Income (Babson Capital)	4.2%
Premier Core Bond (Babson Capital)	16.6%
Select Total Return Bond (MetWest)	4.6%
Select Strategic Bond (Western Asset)	3.9%
Premier High Yield (Babson Capital)	2.1%
Oppenheimer International Bond Fund (OFI Global Asset Management)	2.4%
Babson Global Floating Rate (Babson Capital)	1.9%

Other Funds	2.7%
DFA Commodity Strategy (DFA)	2.7%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on pages 21 and 22 for the MassMutual RetireSMARTSM Moderate Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	78.2%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.2%
Select Fundamental Value (Wellington Management)	2.8%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	2.6%
Premier Disciplined Value (Babson Capital)	6.3%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	2.9%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.3%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.0%
Premier Disciplined Growth (Babson Capital)	6.1%
Select Mid-Cap Value (American Century/Systematic)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.0%
MM S&P® Mid Cap Index (NTI)	3.1%
MM Russell 2000® Small Cap Index (NTI)	2.5%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.0%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.6%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	2.6%
MM MSCI EAFE® International Index (NTI)	7.8%
Select Overseas (J.P. Morgan/MFS/Harris)	8.3%
Premier International Equity (OFI Global)	3.8%
Premier Strategic Emerging Markets (OFI Global)	3.9%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.8%
Oppenheimer Global Real Estate (OFI Global Asset Management)	3.6%

Fixed Income & Short Term/Money Market Funds	18.3%
Premier Short-Duration Bond (Babson Capital)	2.0%
Premier Inflation-Protected and Income (Babson Capital)	1.3%
Premier Core Bond (Babson Capital)	4.8%
Select Total Return Bond (MetWest)	1.3%
Select Strategic Bond (Western Asset)	1.1%
Premier High Yield (Babson Capital)	3.1%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.8%
Babson Global Floating Rate (Babson Capital)	3.0%

Other Funds	3.5%
DFA Commodity Strategy (DFA)	3.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on pages 29 and 30 for the MassMutual RetireSMARTSM Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	91.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.5%
Select Fundamental Value (Wellington Management)	4.1%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	3.7%
Premier Disciplined Value (Babson Capital)	5.6%
Select Focused Value (Harris)	2.4%
Select Fundamental Growth (Wellington Management)	4.1%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	4.7%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.8%
Premier Disciplined Growth (Babson Capital)	5.5%
Select Mid-Cap Value (American Century/Systematic)	3.2%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.9%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.2%
MM S&P® Mid Cap Index (NTI)	3.5%
MM Russell 2000® Small Cap Index (NTI)	3.1%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.4%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.9%
Oppenheimer Real Estate (OFI Global Asset Management)	1.0%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.0%
MM MSCI EAFE® International Index (NTI)	9.1%
Select Overseas (J.P. Morgan/MFS/Harris)	9.6%
Premier International Equity (OFI Global)	4.4%
Premier Strategic Emerging Markets (OFI Global)	4.5%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.8%
Oppenheimer Global Real Estate (OFI Global Asset Management)	3.7%

Fixed Income & Short Term/Money Market Funds	3.3%
Premier U.S. Government Money Market (Babson Capital)	0.0%
Premier Short-Duration Bond (Babson Capital)	0.5%
Premier Inflation-Protected and Income (Babson Capital)	0.4%
Premier Core Bond (Babson Capital)	1.3%
Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.2%
Premier High Yield (Babson Capital)	0.7%
Oppenheimer International Bond (OFI Global Asset Management)	0.5%
Babson Global Floating Rate (Babson Capital)	0.6%

Other Funds	3.9%
DFA Commodity Strategy (DFA)	3.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 37 for the MassMutual RetireSMARTSM In Retirement Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	31.7%

Fixed Income & Short Term/Money Market Funds	66.0%
Premier Short-Duration Bond (Babson Capital)	13.8%
Premier Inflation-Protected and Income (Babson Capital)	13.4%
Premier Core Bond (Babson Capital)	19.9%
Select Total Return Bond (MetWest)	6.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 44 for the MassMutual RetireSMARTSM 2010 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	39.5%

Fixed Income & Short Term/Money Market Funds	58.2%
Premier Short-Duration Bond (Babson Capital)	10.2%
Premier Inflation-Protected and Income (Babson Capital)	11.5%
Premier Core Bond (Babson Capital)	19.0%
Select Total Return Bond (MetWest)	5.7%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 52 for the MassMutual RetireSMARTSM 2015 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	44.6%

Fixed Income & Short Term/Money Market Funds	53.1%
Premier Short-Duration Bond (Babson Capital)	8.6%
Premier Inflation-Protected and Income (Babson Capital)	10.4%
Premier Core Bond (Babson Capital)	18.1%
Select Total Return Bond (MetWest)	5.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 60 for the MassMutual RetireSMARTSM 2020 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	58.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.6%
Premier Disciplined Value (Babson Capital)	5.8%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.8%
MM MSCI EAFE® International Index (NTI)	5.4%

Fixed Income & Short Term/Money Market Funds	38.6%
Premier Inflation-Protected and Income (Babson Capital)	7.6%
Premier Core Bond (Babson Capital)	11.9%
Premier Short-Duration Bond (Babson Capital)	6.8%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 68 for the MassMutual RetireSMARTSM 2025 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	68.6%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.1%
Premier Disciplined Value (Babson Capital)	6.3%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.0%
MM MSCI EAFE® International Index (NTI)	6.6%

Fixed Income & Short Term/Money Market Funds	28.2%
Premier Core Bond (Babson Capital)	7.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 76 for the MassMutual RetireSMARTSM 2030 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	75.2%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	6.2%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.0%
MM MSCI EAFE® International Index (NTI)	7.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 84 for the MassMutual RetireSMARTSM 2035 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	80.0%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	6.1%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.5%
MM MSCI EAFE® International Index (NTI)	8.0%

Effective June 28, 2016, the following information replaces similar information found on page 92 for the MassMutual RetireSMARTSM 2040 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	81.7%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.7%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.6%
MM MSCI EAFE® International Index (NTI)	8.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 100 for the MassMutual RetireSMARTSM 2045 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	84.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.2%
Premier Disciplined Value (Babson Capital)	5.3%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.9%
MM MSCI EAFE® International Index (NTI)	8.4%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 108 for the MassMutual RetireSMARTSM 2050 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	89.9%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%
MM MSCI EAFE® International Index (NTI)	8.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 116 for the MassMutual RetireSMARTSM 2055 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.0%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.8%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%
MM MSCI EAFE® International Index (NTI)	9.0%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

Effective June 28, 2016, the following information replaces similar information found on page 124 for the MassMutual RetireSMARTSM 2060 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s anticipated approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	89.7%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.4%
Premier Disciplined Value (Babson Capital)	5.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.4%
MM MSCI EAFE® International Index (NTI)	8.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on pages 5 and 6 for the MassMutual RetireSMARTSM Conservative Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	27.0%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.6%
Select Fundamental Value (Wellington Management)	0.6%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	0.5%
Premier Disciplined Value (Babson Capital)	3.2%
Select Focused Value (Harris)	1.7%
Select Fundamental Growth (Wellington Management)	0.6%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	0.7%
Select Growth Opportunities (Sands Capital/Jackson Square)	0.4%
Premier Disciplined Growth (Babson Capital)	3.1%
Select Mid-Cap Value (American Century/Systematic)	0.9%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.7%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.3%
MM S&P® Mid Cap Index (NTI)	1.3%
MM Russell 2000® Small Cap Index (NTI)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.7%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	0.4%
Oppenheimer Real Estate (OFI Global Asset Management)	0.5%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	0.8%
MM MSCI EAFE® International Index (NTI)	2.3%
Select Overseas (J.P. Morgan/MFS/Harris)	2.5%
Premier International Equity (OFI Global)	1.2%
Premier Strategic Emerging Markets (OFI Global)	1.7%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.4%
Oppenheimer Global Real Estate (OFI Global Asset Management)	1.7%

Fixed Income & Short Term/Money Market Funds	71.1%
Premier U.S. Government Money Market (Babson Capital)	0.8%
Premier Short-Duration Bond (Babson Capital)	14.0%
Premier Inflation-Protected and Income (Babson Capital)	7.1%
Premier Core Bond (Babson Capital)	27.2%
Select Total Return Bond (MetWest)	7.8%
Select Strategic Bond (Western Asset)	6.9%
Premier High Yield (Babson Capital)	2.1%
Oppenheimer International Bond Fund (OFI Global Asset Management)	3.3%
Babson Global Floating Rate (Babson Capital)	1.8%

Other Funds	1.9%
DFA Commodity Strategy (DFA)	1.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on pages 13 and 14 for the MassMutual RetireSMARTSM Moderate Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	54.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.7%
Select Fundamental Value (Wellington Management)	1.6%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	1.4%
Premier Disciplined Value (Babson Capital)	5.4%
Select Focused Value (Harris)	2.3%
Select Fundamental Growth (Wellington Management)	1.6%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	1.8%
Select Growth Opportunities (Sands Capital/Jackson Square)	1.1%
Premier Disciplined Growth (Babson Capital)	5.3%
Select Mid-Cap Value (American Century/Systematic)	2.1%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	0.6%
MM S&P® Mid Cap Index (NTI)	2.5%
MM Russell 2000® Small Cap Index (NTI)	1.5%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.6%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.0%
Oppenheimer Real Estate (OFI Global Asset Management)	0.7%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.7%
MM MSCI EAFE® International Index (NTI)	5.1%
Select Overseas (J.P. Morgan/MFS/Harris)	5.4%
Premier International Equity (OFI Global)	2.5%
Premier Strategic Emerging Markets (OFI Global)	2.7%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.6%
Oppenheimer Global Real Estate (OFI Global Asset Management)	2.7%

Fixed Income & Short Term/Money Market Funds	43.0%
Premier U.S. Government Money Market (Babson Capital)	0.1%
Premier Short-Duration Bond (Babson Capital)	7.2%
Premier Inflation-Protected and Income (Babson Capital)	4.2%
Premier Core Bond (Babson Capital)	16.6%
Select Total Return Bond (MetWest)	4.6%
Select Strategic Bond (Western Asset)	3.9%
Premier High Yield (Babson Capital)	2.1%
Oppenheimer International Bond Fund (OFI Global Asset Management)	2.4%
Babson Global Floating Rate (Babson Capital)	1.9%

Other Funds	2.7%
DFA Commodity Strategy (DFA)	2.7%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on pages 21 and 22 for the MassMutual RetireSMARTSM Moderate Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	78.2%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.2%
Select Fundamental Value (Wellington Management)	2.8%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	2.6%
Premier Disciplined Value (Babson Capital)	6.3%
Select Focused Value (Harris)	2.2%
Select Fundamental Growth (Wellington Management)	2.9%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	3.3%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.0%
Premier Disciplined Growth (Babson Capital)	6.1%
Select Mid-Cap Value (American Century/Systematic)	2.7%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.4%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.0%
MM S&P® Mid Cap Index (NTI)	3.1%
MM Russell 2000® Small Cap Index (NTI)	2.5%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.0%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.6%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	2.6%
MM MSCI EAFE® International Index (NTI)	7.8%
Select Overseas (J.P. Morgan/MFS/Harris)	8.3%
Premier International Equity (OFI Global)	3.8%
Premier Strategic Emerging Markets (OFI Global)	3.9%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.8%
Oppenheimer Global Real Estate (OFI Global Asset Management)	3.6%

Fixed Income & Short Term/Money Market Funds	18.3%
Premier Short-Duration Bond (Babson Capital)	2.0%
Premier Inflation-Protected and Income (Babson Capital)	1.3%
Premier Core Bond (Babson Capital)	4.8%
Select Total Return Bond (MetWest)	1.3%
Select Strategic Bond (Western Asset)	1.1%
Premier High Yield (Babson Capital)	3.1%
Oppenheimer International Bond Fund (OFI Global Asset Management)	1.8%
Babson Global Floating Rate (Babson Capital)	3.0%

Other Funds	3.5%
DFA Commodity Strategy (DFA)	3.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on pages 29 and 30 for the MassMutual RetireSMARTSM Growth Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	91.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.5%
Select Fundamental Value (Wellington Management)	4.1%
Select Large Cap Value (Barrow Hanley/Huber Capital Management)	3.7%
Premier Disciplined Value (Babson Capital)	5.6%
Select Focused Value (Harris)	2.4%
Select Fundamental Growth (Wellington Management)	4.1%
Select Blue Chip Growth (T. Rowe Price/Loomis Sayles)	4.7%
Select Growth Opportunities (Sands Capital/Jackson Square)	2.8%
Premier Disciplined Growth (Babson Capital)	5.5%
Select Mid-Cap Value (American Century/Systematic)	3.2%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.9%
Select Small Company Value (Federated Clover/T. Rowe Price/Invesco)	1.2%
MM S&P® Mid Cap Index (NTI)	3.5%
MM Russell 2000® Small Cap Index (NTI)	3.1%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.4%
Select Small Cap Growth Equity (Wellington Management/OFI Global)	1.9%
Oppenheimer Real Estate (OFI Global Asset Management)	1.0%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.0%
MM MSCI EAFE® International Index (NTI)	9.1%
Select Overseas (J.P. Morgan/MFS/Harris)	9.6%
Premier International Equity (OFI Global)	4.4%
Premier Strategic Emerging Markets (OFI Global)	4.5%
Oppenheimer Developing Markets Fund (OFI Global Asset Management)	0.8%
Oppenheimer Global Real Estate (OFI Global Asset Management)	3.7%

Fixed Income & Short Term/Money Market Funds	3.3%
Premier U.S. Government Money Market (Babson Capital)	0.0%
Premier Short-Duration Bond (Babson Capital)	0.5%
Premier Inflation-Protected and Income (Babson Capital)	0.4%
Premier Core Bond (Babson Capital)	1.3%
Select Total Return Bond (MetWest)	0.3%
Select Strategic Bond (Western Asset)	0.2%
Premier High Yield (Babson Capital)	0.7%
Oppenheimer International Bond (OFI Global Asset Management)	0.5%
Babson Global Floating Rate (Babson Capital)	0.6%

Other Funds	3.9%
DFA Commodity Strategy (DFA)	3.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on page 37 for the MassMutual RetireSMARTSM In Retirement Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	31.7%

Fixed Income & Short Term/Money Market Funds	66.0%
Premier Short-Duration Bond (Babson Capital)	13.8%
Premier Inflation-Protected and Income (Babson Capital)	13.4%
Premier Core Bond (Babson Capital)	19.9%
Select Total Return Bond (MetWest)	6.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on page 44 for the MassMutual RetireSMARTSM 2010 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	39.5%

Fixed Income & Short Term/Money Market Funds	58.2%
Premier Short-Duration Bond (Babson Capital)	10.2%
Premier Inflation-Protected and Income (Babson Capital)	11.5%
Premier Core Bond (Babson Capital)	19.0%
Select Total Return Bond (MetWest)	5.7%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on page 52 for the MassMutual RetireSMARTSM 2015 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	44.6%

Fixed Income & Short Term/Money Market Funds	53.1%
Premier Short-Duration Bond (Babson Capital)	8.6%
Premier Inflation-Protected and Income (Babson Capital)	10.4%
Premier Core Bond (Babson Capital)	18.1%
Select Total Return Bond (MetWest)	5.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on page 60 for the MassMutual RetireSMARTSM 2020 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	58.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.6%
Premier Disciplined Value (Babson Capital)	5.8%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.8%
MM MSCI EAFE® International Index (NTI)	5.4%

Fixed Income & Short Term/Money Market Funds	38.6%
Premier Inflation-Protected and Income (Babson Capital)	7.6%
Premier Core Bond (Babson Capital)	11.9%
Premier Short-Duration Bond (Babson Capital)	6.8%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on page 68 for the MassMutual RetireSMARTSM 2025 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	68.6%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.1%
Premier Disciplined Value (Babson Capital)	6.3%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.0%
MM MSCI EAFE® International Index (NTI)	6.6%

Fixed Income & Short Term/Money Market Funds	28.2%
Premier Core Bond (Babson Capital)	7.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

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MassMutual RetireSMART 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on page 76 for the MassMutual RetireSMARTSM 2030 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	75.2%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	6.2%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.0%
MM MSCI EAFE® International Index (NTI)	7.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on page 84 for the MassMutual RetireSMARTSM 2035 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	80.0%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	6.1%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.5%
MM MSCI EAFE® International Index (NTI)	8.0%

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MassMutual RetireSMART 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on page 92 for the MassMutual RetireSMARTSM 2040 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	81.7%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.7%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.6%
MM MSCI EAFE® International Index (NTI)	8.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on page 100 for the MassMutual RetireSMARTSM 2045 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	84.5%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.2%
Premier Disciplined Value (Babson Capital)	5.3%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.9%
MM MSCI EAFE® International Index (NTI)	8.4%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on page 108 for the MassMutual RetireSMARTSM 2050 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	89.9%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.5%
Premier Disciplined Value (Babson Capital)	5.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%
MM MSCI EAFE® International Index (NTI)	8.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on page 116 for the MassMutual RetireSMARTSM 2055 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	90.0%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.8%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.5%
MM MSCI EAFE® International Index (NTI)	9.0%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual RetireSMART 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated July 11, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective June 28, 2016, the following information replaces similar information found on page 124 for the MassMutual RetireSMARTSM 2060 Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The table below shows the Fund’s anticipated approximate allocation, as of June 28, 2016, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MML Advisers, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix A of this Prospectus.

Equity Funds	89.7%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.4%
Premier Disciplined Value (Babson Capital)	5.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	9.4%
MM MSCI EAFE® International Index (NTI)	8.9%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE